S000107718 [Member] Investment Objectives and Goals - NORTHERN TRUST 2056 INFLATION-LINKED DISTRIBUTING LADDER ETF	Aug. 21, 2026
Prospectus [Line Items]
Risk/Return [Heading]	NORTHERN TRUST 2056 INFLATION-LINKED DISTRIBUTING LADDER ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide periodic inflation-linked distributions through U.S. Treasury Inflation Protected Securities (commonly known as “TIPS”), consisting of income and/or principal through 2056.